Vessels, net - Assets and Liabilities Held for Sale (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 0	$ 0	$ 11,554	$ 566,242
Restricted cash	6,173	15,026
Accounts receivable trade, net	6,944	10,059
Due from related parties (Note 4)	14,359	20,637
Inventories	4,635	3,531
Prepayments and advances	1,098	2,305
Insurance claims	1,080	941
Total assets held for sale	97,515	216,026
Bank debt	213,515	217,549
Accounts payable	1,269	2,613
Accrued liabilities	7,148	4,955
Deferred revenues	467	725
Total liabilities held for sale	0	104,366
Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	0	12
Restricted cash	0	4,920
Accounts receivable trade, net	0	7
Inventories	0	384
Prepayments and advances	0	15
Insurance claims	0	97
Vessels held for sale	97,515	208,099
Total assets held for sale	97,515	216,026
Assets held for sale | TMS Bulkers Ltd.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Due from related parties (Note 4)	0	2,492
Liabilities held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Bank debt	0	103,680
Accounts payable	0	1
Accrued liabilities	0	271
Deferred revenues	0	414
Total liabilities held for sale	$ 0	$ 104,366